Leases	12 Months Ended
Mar. 31, 2014
Leases
Leases

10. Leases:

Lessor

Nomura leases office buildings and aircraft in Japan and overseas. These leases are classified as operating leases and the related assets are stated at cost, net of accumulated depreciation, except for land, which is stated at cost in the consolidated balance sheets and reported within Other assets—Office buildings, land, equipment and facilities.

A portion of such rentals is paid from Nomura Research Institute, Ltd. (“NRI”), an affiliated company. See Note 22 “Affiliated companies and other equity-method investees” for more information.

The following table presents the lease deposits and rents received from NRI.

	Millions of yen
	As of or for the year ended March 31
	2012	2013	2014
Lease deposits	¥11,738	¥—	¥—
Rental income	3,848	4,272	—

The following table presents the types of assets which Nomura leases under operating leases.

	Millions of yen
	March 31, 2014
	Cost	Accumulated depreciation	Net carrying amount
Real estate(1)	¥3,447	¥(1,334)	¥2,113
Aircraft	8,269	(954)	7,315

Total	¥11,716	¥(2,288)	¥9,428

(1)	Cost, accumulated depreciation and net carrying amounts include amounts relating to real estate space utilized by Nomura.

Nomura recognized rental income of ¥66,180 million, ¥78,667 million and ¥1,579 million for the years ended March 31, 2012, 2013 and 2014, respectively in the consolidated statements of income within Revenue—Other.

The future minimum lease payments to be received on noncancelable operating leases as of March 31, 2014 were ¥5,449 million and these future minimum lease payments to be received are scheduled as below:

	Millions of yen
	Total	Years of receipt
		Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments to be received	¥5,449	¥887	¥814	¥813	¥489	¥486	¥1,960

Lessee

Nomura leases its office spaces, certain employees’ residential facilities and other facilities in Japan and overseas primarily under cancelable operating lease agreements which are customarily renewed upon expiration. Nomura also leases certain equipment and facilities in Japan and overseas under non-cancelable operating lease agreements. Rental expenses, net of sublease rental income, for the years ended March 31, 2012, 2013 and 2014 were ¥43,536 million, ¥46,975 million and ¥46,600 million, respectively.

A portion of such rental expenses was paid to Nomura Land and Building Co., Ltd. (“NLB”) that became a consolidated subsidiary of Nomura in May 2011.

The following table presents lease deposits and rents paid to NLB.

	Millions of yen
	As of or for the year ended March 31
	2012	2013	2014
Lease deposits	¥—	¥—	¥—
Rental expenses(1)	622	—	—

(1)	Rental expenses for the year ended March 31, 2012 were those paid to NLB for the period before NLB was consolidated.

The following table presents the future minimum lease payments under non-cancelable operating leases with remaining terms exceeding one year as of March 31, 2014:

Millions of yen
March 31
2014
Total minimum lease payments	¥149,942
Less: Sublease rental income	(8,424)

Net minimum lease payments	¥141,518

The future minimum lease payments above are scheduled as below as of March 31, 2014:

	Millions of yen
	Total	Years of payment
		Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments	¥149,942	¥18,310	¥16,461	¥12,456	¥11,707	¥10,931	¥80,077

Nomura leases certain equipments and facilities office in Japan and overseas under capital lease agreements. If the lease is classified as a capital lease, Nomura recognizes the real estate at the lower of its fair value or present value of minimum lease payments, which is reported within Other Assets—Office buildings, land, equipment and facilities in the consolidated balance sheets. The amounts of capital lease assets as of March 31, 2013 and 2014 were ¥27,624 million and ¥33,294 million, respectively and accumulated depreciations on such capital lease assets as of March 31, 2013 and 2014 were ¥3,454 million and ¥4,579 million, respectively.

The following table presents the future minimum lease payments under capital leases as of March 31, 2014:

Millions of yen
March 31
2014
Total minimum lease payments	¥64,100
Less: Amount representing interest	(34,131)

Present value of net lease payments	¥29,969

The future minimum lease payments above are scheduled as below as of March 31, 2014:

	Millions of yen
		Years of payment
	Total	Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments	¥64,100	¥509	¥3,585	¥4,193	¥4,121	¥3,994	¥47,698

Certain leases contain renewal options or escalation clauses providing for increased rental payments based upon maintenance, utilities and tax increases.